Asset Retirement Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Reconciliation of Asset Retirement Obligations

The following is a reconciliation of the changes in the Company’s asset retirement obligation (“ARO”) for the three months ended March 31, 2019 (in thousands):

Asset retirement obligation, December 31, 2018	$16,848
Liabilities incurred or acquired	667
Revisions in estimated cash flows	—
Liabilities settled	(87)
Accretion expense	278

Asset retirement obligation, March 31, 2019	17,706
Less: current portion of obligations (1)	739

Asset retirement obligation – long term	$16,967

(1)	The current portion of the ARO liability is included in other current liabilities on the condensed consolidated balance sheet.

The following is a reconciliation of the changes in the Company’s ARO for the years ended December 31, 2018 and 2017:

	Years Ended December 31,
	2018	2017
	(in thousands)
Asset retirement obligation, beginning balance	$10,769	$2,245
Liabilities incurred or acquired (1)	3,347	8,118
Revisions in estimated cash flows(2)	2,018	42
Liabilities settled	(139)	—
Accretion expense	853	364

Asset retirement obligation, ending balance	16,848	10,769
Less: current portion of obligations	790	—

Asset retirement obligation – long term	$16,058	$10,769

(1)	For the year ended December 31, 2017, liabilities incurred or acquired included $7.5 million assumed as part of the Linn Acquisition.
(2)	For the year ended December 31, 2018, revisions primarily represent changes in the economic lives of producing properties and the Company’s share of estimated costs.